UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Advisors Capital Management, LLC
           -----------------------------------------------------
Address:   West 115 Century Road
           Paramus, NJ 07652
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kevin G. Kern
        -------------------------
Title:  Compliance Officer
        -------------------------
Phone:  201-986-1900
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kevin G. Kern                     Paramus, NJ                     11/07/2006
-----------------                     -----------                     ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          170
                                         -----------
Form 13F Information Table Value Total:     $182,138
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
51 Jobs                        SP ADR REP COM   316827104      213   15888          Sole              15888      0    0
Aaron Rent                     COM              002535201      652   28372          Sole              28372      0    0
AC Moore                       COM              00086T103      236   12410          Sole              12410      0    0
ACE Insurance                  ORD              G0070K103      427    7797          Sole               7797      0    0
Advanced Auto Parts            COM              00751Y106       54    1650          Sole               1650      0    0
AdvancedEnvironmtl Recycling   CL A             007947104      112   49538          Sole              49538      0    0
Tech Inc Cl A
Aetna                          COM              00817Y108      316    8000          Sole               8000      0    0
Agree Realty                   COM              008492100      887   27016          Sole              27016      0    0
AIG                            COM              026874107     2697   40699          Sole              40699      0    0
Alliance Bernstein             UNIT LTD PARTN   01855A101     9199  132182          Sole             132183      0    0
Allied Capital                 COM              01903Q108     1327   43925          Sole              43925      0    0
Altria Group                   COM              02209S103     2411   31491          Sole              31492      0    0
American Airlines              COM              001765106       35    1500          Sole               1500      0    0
American Capital               COM              024937104     1170   29632          Sole              29633      0    0
American Financial             COM              02607P305     1527  136848          Sole             136848      0    0
Amgen                          COM              031162100      130    1815          Sole               1815      0    0
AMR Corp Delaware Common Stock COM              001765106       35    1500          Sole               1500      0    0
AmSouth Bank                   COM              032165102     4398  151435          Sole             151436      0    0
Apartment Investment           CL A             03748R101      233    4275          Sole               4275      0    0
Arbor Realty                   COM              038923108     1918   75051          Sole              75052      0    0
Arrow Electronics              COM              042735100      254    9250          Sole               9250      0    0
Arthur J. Gallagher            COM              363576109      461   17275          Sole              17275      0    0
Aspen Insurance                SHS              G05384105      665   25761          Sole              25762      0    0
Associated Bank                COM              045487105      354   10900          Sole              10900      0    0
Associated Estates             COM              045604105      748   48349          Sole              48349      0    0
Atmel                          COM              049513104      110   18200          Sole              18200      0    0
Avis Budget Group              COM              053774105      148    8080          Sole               8080      0    0
Avnet                          COM              053807103      685   34900          Sole              34900      0    0
Baidu.com Inc                  Spon ADR PEP A   056752108      312    3566          Sole               3566      0    0
Bank of America                COM              060505104     6508  121479          Sole             121480      0    0
Bank United                    CL A             06652B103      330   12675          Sole              12675      0    0
Berkshire                      CL B             084670207       29       9          Sole                  9      0    0
Bed Bath & Beyond              COM              075894100     1954   51077          Sole              51077      0    0
Berkley W R Corp               COM              084423102      426   12024          Sole              12024      0    0
Brandywine                     SH BEN INT NEW   105368203      130    3983          Sole               3983      0    0
Buffalo Wild Wings Inc         COM              119848109      207    5415          Sole               5415      0    0
C.N.A. Financial               COM              126117100       90    2500          Sole               2500      0    0
Cablevision                    CL A NY CABLVS   12686C109      729   32084          Sole              32084      0    0
Capital One Financial Corp     COM              14040H905      185    2352          Sole               2352      0    0
Cardinal Health                COM              14149Y108      391    5951          Sole               5951      0    0
Carnival Corp                  PAIRED CTF       143658300     1527   32464          Sole              32465      0    0
Cheese Cake Factory Inc        COM              163072101      601   22102          Sole              22102      0    0
Chicos Fas Inc                 COM              168615102      371   17246          Sole              17246      0    0
Cisco                          COM              17275R102       62    2700          Sole               2700      0    0
Citigroup                      COM              172967101     4284   86244          Sole              86245      0    0
Cogdell Spencer Inc            COM              19238U107      731   35250          Sole              35250      0    0
Cohen & Steers                 COM              19247A100     1917   79621          Sole              79621      0    0
Colonial Bank                  COM              195493309      498   20319          Sole              20320      0    0
Compass Bank                   COM              20449H109     2259   39646          Sole              39646      0    0
Computer Sciences Corp         COM              205363104      149    3034          Sole               3034      0    0
Conoco Phillips                COM              20825C104       42     700          Sole                700      0    0
Continental Airlines           CL B             210795308       29    1010          Sole               1010      0    0
Corning                        COM              219350105       40    1655          Sole               1655      0    0
Countrywide Financial          COM              222372104      280    7998          Sole               7998      0    0
Crown Cork                     COM              228368106      186   10000          Sole              10000      0    0
C-Trip                         ADR              22943F100      106    2350          Sole               2350      0    0
CTS                            COM              126501105     1260   91460          Sole              91461      0    0
Diamond Offshore               COM              25271C102      131    1814          Sole               1814      0    0
Eagle Hospitality              COM              26959T102     1901  204421          Sole             204422      0    0
ElkCorp                        COM              287456107      528   19450          Sole              19450      0    0
eLong                          SPONSORED ADR    290138205      417  293100          Sole             293100      0    0
Enbridge Equity Partners       COM              29250R106      187    4025          Sole               4025      0    0
Enterprise Products            COM              293792107      524   19585          Sole              19585      0    0
Equity Inns                    COM              294703103     6062  380788          Sole             380789      0    0
E-Trade Financial              COM              269246104     4216  176254          Sole             176254      0    0
Exxon Mobil                    COM              30231G102      722   10764          Sole              11748      0    0
Fannie Mae                     COM              313586109     1831   32743          Sole              32743      0    0
Federal National MTG           COM              313586109     1831   32743          Sole              32743      0    0
Felcor Lodging                 COM              31430F101     1243   61995          Sole              61996      0    0
First Horizon                  COM              320517105     2982   78457          Sole              78457      0    0
First Industrial               COM              32054K103     1903   43261          Sole              43261      0    0
Fisher Scientific Intl         COM NEW          338032204      433    5537          Sole               5537      0    0
Flextronics                    ORD              Y2573F102     1743  137931          Sole             137931      0    0
Freddie Mac                    COM              313400301     2500   37691          Sole              37692      0    0
Freeport-McMoran               CL B             35671D857       15     278          Sole                278      0    0
Gallagher Arthur J & Co.       COM              363576109      461   17275          Sole              17275      0    0
General Electric               COM              369604103      284    8040          Sole               8040      0    0
Glenborough                    COM              37803P105       67    2600          Sole               2600      0    0
Glimscher Realty               SH BEN INT       379302102     2413   97356          Sole              97357      0    0
Health Care Properties         COM              421915109      277    8920          Sole               8921      0    0
Health Care REIT               COM              42217K106     1355   33875          Sole              33875      0    0
Healthcare Realty              COM              421946104      626   16300          Sole              16300      0    0
Helen of Troy                  COM              G4388N106      550   31315          Sole              31315      0    0
Hersha Hospitalities           SH BEN INT       427825104     3252  338784          Sole             338785      0    0
Hilb Rogal & Hobbs             COM              431294107       81    1900          Sole               1900      0    0
Home Depot                     COM              437076102     3281   90452          Sole              90453      0    0
Hormel                         COM              440452100     2002   55633          Sole              55634      0    0
Hospitality Properties         COM SH BEN INT   44106M102     1898   40205          Sole              40205      0    0
HRPT Properties                COM SH BEN INT   40426W101     1782  149134          Sole             149135      0    0
Humana                         COM              444859102      369    5581          Sole               5581      0    0
IBM                            COM              459200101       33     400          Sole                400      0    0
Imperial Chemical              ADR NEW          452704505      105    3500          Sole               3500      0    0
Innskeepers                    COM              4576J0104     1720  105564          Sole             105565      0    0
Johnson & Johnson              COM              478160104       88    1350          Sole               1350      0    0
JP Morgan Chase                COM              46625H100     1364   29047          Sole              29047      0    0
Kinder Morgan MGMT             SHS              49455U100     1134   26854          Sole              26855      0    0
Kinder Morgan Partners         UT LTD PARTNR    494550106      276    6300          Sole               6300      0    0
Kohls                          COM              500255104     1926   29663          Sole              29663      0    0
Laboratory Holdings            COM NEW          50540R409       59     900          Sole                900      0    0
Lexington Properties           COM              529043101      161    7600          Sole               7600      0    0
Lowes                          COM              548661107     1153   41090          Sole              41090      0    0
Mack Cali                      COM              554489104      140    2700          Sole               2700      0    0
Magellan Midstream Hldgs       COM UNIT RP LP   55907R108     1349   59954          Sole              59954      0    0
Marine Pete                    UNIT BEN INT     568423107       28    1200          Sole               1200      0    0
Martin Midstream Partners      UNIT LP INT      573331105      759   22987          Sole              22988      0    0
Marsh & McLennan               COM              571748102     2764   98178          Sole              98179      0    0
Max Re Capital                 SHS              G6052F103      363   15800          Sole              15800      0    0
Medco                          COM              58405U102       47     781          Sole                781      0    0
Medical Properties TR          COM              58463J304      835   62391          Sole              62391      0    0
MEMC Electronics               COM              552715104       73    2005          Sole               2005      0    0
Merrill Lynch                  COM              590188108      491    6273          Sole               6273      0    0
Mills Corp                     COM              601148109       55    3300          Sole               3300      0    0
Montpelier Re                  SHS              G62185106       13     650          Sole                650      0    0
Motorola                       COM              620076109      200    8000          Sole               8000      0    0
NASDAQ stock Market Inc        COM              631103108      458   15135          Sole              15135      0    0
National City                  COM              635405103     4405  120358          Sole             120359      0    0
National Health Investors      COM              63633D104      186    6550          Sole               6550      0    0
Nationwide Health              COM              638620104      513   19189          Sole              19189      0    0
North Fork Bank                COM              659424105     2008   70095          Sole              70095      0    0
Oneok Partners                 UNIT LTD PARTN   68268N103     1340   27170          Sole              27170      0    0
Overstock.com                  COM              690370101      886   50531          Sole              50531      0    0
Pacific Sunwear                COM              694873100      588   38992          Sole              38992      0    0
Partner Re                     COM              G6852T105     2858   42290          Sole              42291      0    0
Peoples Bank                   COM              710198102      922   23268          Sole              23268      0    0
Perry Ellis                    COM              288853104      221    7150          Sole               7150      0    0
Pfizer                         COM              717081103     2188   77150          Sole              77150      0    0
PNC Bank                       COM              693475105      580    8002          Sole               8003      0    0
Portfolio Recovery             COM              73640Q105      257    5859          Sole               5859      0    0
Posco                          SPONSORED ADR    693483109      243    3743          Sole               3743      0    0
Potash Corp                    COM              73755L107      570    5475          Sole               5475      0    0
Public Storage Inc             COM              74460D109       25     287          Sole                287      0    0
PXRE Group                     COM              G73018106       46   11246          Sole              11246      0    0
Qualcomm                       COM              747525103       44    1200          Sole               1200      0    0
Quest Diagnostics              COM              74834L100      122    2000          Sole               2000      0    0
Realogy Corp                   COM              75605E100      449   19777          Sole              19777      0    0
Regions Financial              COM              7591EP100     2407   65425          Sole              65425      0    0
Republic Properties            COM              760737106      913   82866          Sole              82866      0    0
Royal Carribbean               COM              V7780T103     1859   47911          Sole              47911      0    0
Ruby Tuesday                   COM              781182100     2704   95919          Sole              95919      0    0
Senior Housing                 SH BEN INT       81721M109     1137   53281          Sole              53281      0    0
Service Corp                   COM              817565104       28    3000          Sole               3000      0    0
Servicemaster Co               COM              81760N109       13    1200          Sole               1200      0    0
Sovereign Bank                 COM              845905108      467   21712          Sole              21713      0    0
St. Paul Company               COM              792860108      361    7700          Sole               7700      0    0
Student Loan                   COM              863902102     1724    8970          Sole               8970      0    0
Sun Cmntys Inc                 COM              866674104      334   10451          Sole              10451      0    0
Target                         COM              87612E106     1480   24791          Sole              24791      0    0
TCF Financial Corp             COM              872275102       56    2141          Sole               2141      0    0
Teppco                         UT LTD PARTNR    872384102      348    9375          Sole               9375      0    0
Teva Pharmaceutical            ADR              881624209      136    3975          Sole               3975      0    0
Tom Online                     ADR REG S        889728200      137   11375          Sole              11375      0    0
Trex Inc                       COM              89531P105       88    3644          Sole               3644      0    0
TrustStreet Properties         COM              898404108     2898  231665          Sole             231666      0    0
Tyco                           COM              902124106     2195   78409          Sole              78409      0    0
Unilever                       SPON ADR NEW     904767704     4514  181946          Sole             181947      0    0
United Health                  COM              91324P102       75    1524          Sole               1524      0    0
United Technologies Corp       COM              913017109       93    1462          Sole               1463      0    0
UnumProvident                  COM              91529Y106     1874   96636          Sole              96636      0    0
Urban Outfitters Inc           COM              917047102      398   22461          Sole              22461      0    0
US Bancorp                     COM NEW          902973304     1826   54969          Sole              54969      0    0
Valero Energy                  COM              91913Y100      932   18106          Sole              18107      0    0
VF Corp                        COM              918204108      124    1700          Sole               1700      0    0
Video Display Corp             COM              926555103       15    1998          Sole               1998      0    0
Waddell & Reed                 CL A             930059100     3669  148258          Sole             148258      0    0
WalMart                        COM              931142103     1770   35882          Sole              35882      0    0
Warwick Valley Telephone       COM              936750108       20    1000          Sole               1000      0    0
Washington Mutual              COM              939322103     5921  136211          Sole             136211      0    0
Winston Hotels                 COM              97563A102     1804  146411          Sole             146411      0    0
WR Berkley                     COM              084423102      426   12024          Sole              12024      0    0
Wyndham World Wide             COM              98310W108      445   15913          Sole              15913      0    0